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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Driehaus Capital Management, L.L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

The Tunick Building, 1336 Beltjen Road; St. Thomas, USVI                00802
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Mary H. Weiss                      Senior Vice President        312-587-3800
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Mary H. Weiss
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Chicago, Illinois       May 16, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

List of Other Included Managers:


   13F File No.: Name:
   ------------- ---------------------------------
1. 28-3580       Driehaus Capital Management, Inc.
                ----------------------------------